Offerings	May 15, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Notes due 2028
Maximum Aggregate Offering Price	$ 499,790,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,021.00
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). In accordance with Rules 456(b) and 457(r) of the Securities Act, as amended, the registrant initially deferred payment of all of the registration fee for Registration Statement No. 333-273745 filed by the registrant on August 4, 2023.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.400% Notes due 2029
Maximum Aggregate Offering Price	$ 999,810,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,073.76
Offering Note	See note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Notes due 2031
Maximum Aggregate Offering Price	$ 999,960,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,094.48
Offering Note	See note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Notes due 2034
Maximum Aggregate Offering Price	$ 499,935,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,041.02
Offering Note	See note 1.